Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Employees	Dec. 31, 2018 GBP (£) Employees		Dec. 31, 2017 GBP (£) Employees
Condensed Statement of Income Captions [Line Items]
Tax charge	£ (1,003)	£ (911)	[1]	£ (2,066)	[1]
Profit/(loss) after tax	3,354	2,583	[1]	(720)	[1]
Total comprehensive income	£ 2,793	£ 2,831		£ (1,218)
Number of employees (full time equivalent) | Employees	0	83,500		79,900
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Tax charge	£ (86)
Profit/(loss) after tax	3,181	£ 15,949	[2]	£ 1,270	[2]
Total comprehensive income	3,181	15,949	[2],[3]
Other comprehensive income/(oss)	£ 0	£ 0	[2]	£ 60	[2]
Number of employees (full time equivalent) | Employees	79	87

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 143 m and 2017 by £ 123 m. Further detail can be found i n Note 1

[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earni ngs. Comparatives have been restated, increasing pro fit after tax by £ 143 m. Further detail can be found in Note 1